united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/14

Item 1. Reports to Stockholders.

Toews Hedged Core Frontier Fund

(formerly Toews Hedged Emerging Markets Fund)

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged Core W Fund

(formerly Toews Hedged International Developed Markets Fund)

Toews Hedged Core L Fund

(formerly Toews Hedged Large-Cap Fund)

Toews Hedged Core S Fund

(formerly Toews Hedged Small & Mid Cap Fund)

Toews Unconstrained Income Fund

Semi-Annual Report
October 31, 2014

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles. As a consequence, risk abatement strategies are ideal for investment in financial markets. The objective of our strategy is to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements. When prices are rising, the system is fully invested in equities (or high yield bonds), and we attempt to replicate the target index of the fund. At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market, it remains out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Each exit out of the market creates a possible market under-performance event. If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a hedge is initiated. The greater the number of incidences of hedging per year, the more vulnerable the system is to under-performance.

In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system which can be realized if the funds under-perform their benchmarks. Ideal investors for our funds are those for whom loss avoidance is paramount.

During the 12 months ended October 31, 2014, the markets were generally rising, with the S&P 500 higher by 17.27%. Our funds each saw several short-term exits and re-entries into the markets during the course of the year. As a result of these short-term exits and re-entries, a majority of our funds trailed their benchmarks, with the Toews Hedged Core Frontier Fund performing slightly higher than its benchmark (see table below).

One Year Performance as of 10-31-2014

Fund	Net Assets	Fund Performance	Benchmark Return	Benchmark
Toews Hedged Core Frontier Fund	$5,483,133	1.3%	0.64%	MSCI Emerging Markets NET (USD)
Toews Hedged Core W Fund	$86,219,071	-5.4%	-0.60%	MSCI EAFE Net (USD)
Toews Hedged High Yield Bond Fund	$173,720,711	3.9%	5.8%	Merrill Lynch High Yield U.S. Corporates, Cash Pay
Toews Hedged Core L Fund	$94,913,636	10.3%	17.3%	S&P 500 TR
Toews Hedged Core S Fund	$118,211,935	2.6%	8.1% 11.7%	Russell 2000 Total Return S&P 400 Total Return
Toews Hedged Growth Allocation Fund	$33,514,549	2.0%	17.3%	S&P 500 TR
Toews Unconstrained Income Fund	$80,390,165	3.0%	4.1%	Barclays Aggregate Bond Index

1

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.

Our Outlook

Although the economy continues to have many challenges, we remain cautiously optimistic. The crucial advantage of our methodology is its ability to attempt to avoid the bulk of market declines. If this is achieved successfully, it creates an opportunity to buy near market lows and participate in rebounds. As a result, it may be possible to produce positive returns even when the market is losing money or moving sideways.

When secular bear markets occur, they include not just large drops, but sizable stock market rallies. During the Great Depression, the stock market was in various stages of decline from 1929 through 1942. Despite the decidedly negative bias of the market, the Dow Jones Industrial Average experienced 7 bull markets with returns producing average gains of 54%, lasting on average 7.5 months. Systems that successfully avoid big declines can provide decent returns for investors if they participate in even a portion of these robust market rallies.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that helps protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system is built.

We feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews	Randall D. Schroeder	Jason Graffius
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. You cannot invest directly in an index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt,

2

Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

The S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index covers over 7% of the U.S. equity market, and seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis. Investors cannot invest directly in an index or benchmark.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

5406-NLD-12/02/2014

3

Toews Hedged Core Frontier Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of October 31, 2014

					Since
	Six Months	1 Year	3 Year	5 Year	Inception*
Toews Hedged Core Frontier Fund	6.68%	1.30%	-4.86%	-6.20%	-2.51%
MSCI Emerging Markets Index	3.74%	0.64%	3.24%	4.64%	9.48%
S&P 500 Total Return Index	8.22%	17.27%	19.77%	16.69%	18.81%

*	Commencement of operations is May 15, 2009.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 2.36% of average net assets per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2014
Percent of
Net Assets
Variable Rate Bonds & Notes	30.5%
Cash and Other Assets Less Liabilities	69.5%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

4

Toews Hedged Growth Allocation Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of October 31, 2014

	Six Months	1 Year	3 Year	Since Inception*
Toews Hedged Growth Allocation Fund	-0.09%	2.03%	7.23%	4.22%
S&P 500 Total Return Index	8.22%	17.27%	19.77%	17.20%

*	Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.56% of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2014
Percent of
Net Assets
Mutual Funds - Debt Funds	13.6%
Municipal Bonds	13.5%
Exchange Traded Funds - Debt Funds	9.1%
Variable Rate Bonds & Notes	3.5%
Cash and Other Assets Less Liabilities	60.3%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

5

Toews Hedged High Yield Bond Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of October 31, 2014

	Six Months	1 Year	3 Year	Since Inception*
Toews Hedged High Yield Bond Fund	0.22%	3.90%	6.80%	7.52%
BofA Merrill Lynch High Yield Cash Pay Index	1.02%	5.77%	9.19%	9.85%

*	Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.85% of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2014
Percent of
Net Assets
Mutual Funds - Debt Funds	49.4%
Exchange Traded Funds - Debt Funds	50.4%
Cash and Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

6

Toews Hedged Core W Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of October 31, 2014

				Since
	Six Months	1 Year	3 Year	Inception*
Toews Hedged Core W Fund	-1.78%	-5.38%	0.24%	-1.66%
The MSCI EAFE Index	-4.83%	-0.60%	9.68%	10.14%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.44% of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2014
Percent of
Net Assets
Municipal Bonds	12.0%
Variable Rate Bonds & Notes	6.6%
Cash and Other Assets Less Liabilities	81.4%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

7

Toews Hedged Core L Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of October 31, 2014

	Six Months	1 Year	3 Year	Since Inception*
Toews Hedged Core L Fund	4.47%	10.25%	12.83%	9.14%
S&P 500 Total Return Index	8.22%	17.27%	19.77%	18.07%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.41% of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2014
Percent of
Net Assets
Municipal Bonds	11.1%
Variable Rate Bonds & Notes	6.4%
Cash and Other Assets Less Liabilities	82.5%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

8

Toews Hedged Core S Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of October 31, 2014

	Six Months	1 Year	3 Year	Since Inception*
Toews Hedged Core S Fund	-1.89%	2.62%	9.66%	7.26%
S&P Mid-Cap 400 Total Return Index	5.39%	11.65%	18.66%	17.74%
Russell 2000 Total Return Index	4.83%	8.06%	18.18%	16.55%

*	Commencement of operations is June 4, 2010.

The S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index covers over 7% of the U.S. equity market, and seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis. Investors cannot invest directly in an index or benchmark.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.41% of average net assets of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2014
Percent of
Net Assets
Municipal Bonds	14.8%
Variable Rate Bonds & Notes	2.1%
Cash and Other Assets Less Liabilities	83.1%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

9

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

Comparison of Change in Value of $10,000 Investment

Total Returns as of October 31, 2014

	Six Months	1 Year	Since Inception*
Toews Unconstrained Income Fund	0.63%	3.03%	4.02%
Barclays Aggregate Bond Index	2.35%	4.14%	5.25%

*	Commencement of operations is August 28, 2013.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.80% of average net assets of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2014
Percent of
Net Assets
Mutual Funds - Debt Funds	65.3%
Exchange Traded Funds - Debt Funds	29.1%
Mortgage Notes	3.0%
Cash and Other Assets Less Liabilities	2.6%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

10

Toews Hedged Core Frontier Fund
Portfolio of Investments (Unaudited)
October 31, 2014

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 30.5% (b)(c)
	COMMERCIAL SERVICES- 5.7%
$315,000	Allen Temple African Methodist Episcopal Church, 0.29%, 7/1/22	$315,000

	HEALTHCARE - SERVICES - 16.0%
875,000	Kingston Care Center of Fort Wayne LLC, 0.24%, 7/1/27	875,000

	MUNICIPAL - 8.8%
480,000	Mark Milford Hicksville Joint Township Hospital District, 0.17%, 12/1/37	480,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,670,000)	1,670,000

	TOTAL INVESTMENTS - 30.5%
	(Cost - $1,670,000)(a)	$1,670,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 69.5%	3,813,133
	NET ASSETS - 100.0%	$5,483,133

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

(b)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Securities for which market quotations are not readily available. The aggregate value of such securities is 30.5% of net assets and they have been fair valued under procedures by the Trust’s Board of Trustees.

See accompanying notes to financial statements.

11

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
October 31, 2014

Shares		Market Value
	MUTUAL FUNDS - 13.6%
	DEBT FUNDS - 13.6%
40,956	American High-Income Trust - Class R-6	$454,203
55,422	BlackRock High Yield Portfolio	456,679
2	Columbia High Yield Bond Fund - Class Z	6
217,705	Franklin High Income Fund	452,827
53,406	Ivy High Income Fund Class I	455,017
2	Janus High-Yield Fund N Shares	18
2	John Hancock Core High Yield Fund - Class I	22
2	Lord Abbett High Yield Fund Class I	16
51,126	Nuveen High Income Bond Fund - Class I	455,018
47,398	PIMCO High Yield Fund - Institutional Class	455,493
59,247	Principal High Yield Fund - Institutional Class	454,423
2	Prudential High Yield Fund, Inc. - Class Z	11
46,478	RidgeWorth SEIX High Yield Fund - I Shares	455,020
46,716	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	454,552
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	16
2	Waddell & Reed Advisors High Income Fund - Class Y	15
50,897	Western Asset High Yield Fund - Institutional Class	454,000
	TOTAL MUTUAL FUNDS (Cost - $4,550,278)	4,547,336

	EXCHANGE TRADED FUNDS - 9.1%
	DEBT FUNDS - 9.1%
10,900	iShares iBoxx $ High Yield Corporate Bond ETF	1,008,577
51,000	SPDR Barclays High Yield Bond ETF	2,058,360
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,067,622)	3,066,937

Principal
	VARIABLE RATE BONDS & NOTES - 3.5% (b)(c)
	COMMERCIAL SERVICES - 0.9%
$290,000	Science & Technology Campus Corp., 0.29%, 11/1/20	290,000

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
162,000	ICON Finance LLC, 0.29%, 5/15/26	162,000
163,000	Kalamazoo Funding Co. LLC, 0.24%, 12/15/26, Series 96A	163,000
135,000	Kalamazoo Funding Co. LLC, 0.24%, 12/15/26, Series 96B	135,000
271,000	Tice Family LLC, 0.29%, 12/1/35	271,000
152,800	Western Excelsior Corp., 0.29%, 1/1/56	152,800
		883,800

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,173,800)	1,173,800

	MUNICIPAL BONDS - 13.5% (b)(c)
	ILLINOIS - 3.5%
1,175,000	Will-Kankakee Regional Development Authority, 0.17%, 8/1/36	1,175,000

	INDIANA - 0.6%
205,000	Palestine Econ Revenue Bond, 0.17%, 10/1/31	205,000

See accompanying notes to financial statements.

12

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)(Continued)
October 31, 2014

Principal		Market Value
	MICHIGAN - 6.0%
$540,000	Michigan State Strategic Fund, 0.17%, 4/1/31	$540,000
565,000	Michigan State Strategic Fund, 0.17%, 12/1/31	565,000
910,000	Michigan State Strategic Fund, 0.19%, 11/1/22	910,000
		2,015,000
	OHIO - 3.4%
1,130,000	Hamilton Country Ohio Economic Development, 0.17%, 3/1/24	1,130,000

	TOTAL MUNICIPAL BONDS (Cost $4,525,000)	4,525,000

	TOTAL INVESTMENTS - 39.7% (Cost - $13,316,700)(a)	$13,313,073
	CASH AND OTHER ASSETS LESS LIABILITIES - 60.3%	20,201,476
	NET ASSETS - 100.0%	$33,514,549

Number of Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
5	Nasdaq 100, December 2014	$18,550
44	Russell Mini, December 2014	69,017
10	S&P 500, December 2014	43,625
37	S&P Midcap 400 E-mini, December 2014	45,025
	TOTAL FUTURES CONTRACTS	$176,217
	(Underlying Notional Amount $17,493,130)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $13,326,272 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,640
Unrealized depreciation:	(15,839)
Net unrealized depreciation:	$(13,199)

(b)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Securities for which market quotations are not readily available. The aggregate value of such securities is 17.0% of net assets and they have been fair valued under procedures by the Trust’s Board of Trustees.

(d)	Amount subject to equity contracts risk exposure.

See accompanying notes to financial statements.

13

Toews Hedged High Yield Bond Fund
Portfolio of Investments (Unaudited)
October 31, 2014

Shares		Market Value
	MUTUAL FUNDS - 49.4%
	DEBT FUNDS - 49.4%
972,099	American High-Income Trust - Class R-6	$10,780,580
1,948,845	BlackRock High Yield Portfolio - Institutional Class	16,058,482
2	Columbia High Yield Bond Fund - Class Z	6
2	Franklin High Income Fund - Advisor Class	4
2	Ivy High Income Fund - Class I	17
2	Janus High-Yield Fund - N Shares	18
2	John Hancock Core High Yield Fund - Class I	22
2	Lord Abbett High Yield Fund - Class I	16
1,213,485	Nuveen High Income Bond Fund - Class I	10,800,019
1,125,002	PIMCO High Yield Fund - Institutional Class	10,811,269
1,406,252	Principal High Yield Fund - Institutional Class	10,785,953
2	Prudential High Yield Fund - Class Z	11
1,103,168	RidgeWorth SEIX High Yield Fund - I Shares	10,800,020
1,108,832	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	10,788,931
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	15
2	Waddell & Reed Advisors High Income Fund - Class Y	15
559,286	Western Asset High Yield Fund - Institutional Class	4,988,832
	TOTAL MUTUAL FUNDS (Cost - $85,800,278)	85,814,210

	EXCHANGE TRADED FUNDS - 50.4%
	DEBT FUNDS - 50.4%
473,300	iShares iBoxx $ High Yield Corporate Bond ETF	43,794,449
1,085,000	SPDR Barclays High Yield Bond ETF	43,790,600
	TOTAL EXCHANGE TRADED FUNDS (Cost - $87,556,520)	87,585,049

	TOTAL INVESTMENTS - 99.8% (Cost - $173,356,798)(a)	$173,399,259
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.2%	321,452
	NET ASSETS - 100.0%	$173,720,711

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $173,663,520 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$98,245
Unrealized depreciation:	(362,506)
Net unrealized depreciation:	$(264,261)

See accompanying notes to financial statements.

14

Toews Hedged Core W Fund
Portfolio of Investments (Unaudited)
October 31, 2014

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 6.6% (b)(c)
	AUTO PARTS & EQUIPMENT - 0.2%
$140,000	Bob Sumerel Tire Co., 0.29%, 4/1/19	$140,000

	BUILDING MATERIALS - 0.6%
535,000	Schulte Corp., 0.24%, 9/1/24	535,000

	COMMERCIAL SERVICES- 0.6%
398,000	Forward Corp., 0.24%, 12/1/30	398,000
110,000	Light of the World Christian Church, Inc., 0.29%, 7/1/22	110,000
		508,000
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
58,000	First Bracktown, Inc., 0.24%, 12/1/14	58,000
149,000	Hazelwood Christian Church, Inc., 0.29%, 4/1/56	149,000
460,000	Michigan Equity Group LLC, 0.24%, 4/1/34	460,000
125,000	New Tristate Ventures LLC, 0.24%, 5/1/26	125,000
178,000	Northeast Christian Church, Inc., 0.24%, 1/1/18	178,000
580,000	R&R Investments LLC, 0.24%, 10/1/36	580,000
480,000	RDV Finance LLC, 0.24%, 10/1/39	480,000
892,000	RDV Finance LLC, 0.24%, 3/1/40	892,000
180,000	Reynolds Road Fitness Center, Inc., 0.29%, 1/1/19	180,000
150,000	Serra Works Bond Holding Co. LLC, 0.22%, 2/1/38	150,000
135,000	Sheet Metal Workers Local #33, 0.29%, 2/1/31	135,000
		3,387,000
	HEALTHCARE-SERVICES - 0.3%
280,000	Kingston Healthcare Co., 0.24%, 11/1/17	280,000

	REAL ESTATE - 1.0%
850,000	Camargo Manor Real Estate Holding Co. LLC, 0.29%, 12/1/30	850,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $5,700,000)	5,700,000

	MUNICIPAL BONDS - 12.0% (b)(c)
	GEORGIA - 0.9%
800,000	DeKalb County Development Authority, 0.17%, 11/1/22	800,000

	FLORIDA - 2.1%
1,825,000	Davie Florida EDU Parkway Christian, 0.17, 11/1/27	1,825,000

	ILLINOIS - 1.0%
875,000	Chicago Heights, 0.19, 12/1/18	875,000

	INDIANA - 2.4%
766,000	Fort Wayne, 0.17%, 9/1/23	766,000
625,000	Indiana State Finance Authority, 0.17%, 9/1/31	625,000
629,600	Indiana State Finance Authority, 0.17%, 9/1/19	629,600
		2,020,600

See accompanying notes to financial statements.

15

Toews Hedged Core W Fund
Portfolio of Investments (Unaudited)(Continued)
October 31, 2014

Principal		Market Value
	MUNICIPAL BONDS (Continued) - 12.0% (b)(c)
	KENTUCKY - 0.7%
$435,000	Georgetown Kentucky Industrial Building Revenue, 0.15%, 11/15/29	$435,000
130,000	Franklin County, 0.17%, 11/15/32	130,000
		565,000
	MICHIGAN - 1.3%
840,000	Genesee Country Economic Development Corp/MI, 0.17%, 4/1/30	840,000
245,000	Michigan Higher Education Facilities Authority, 0.15%, 1/1/36	245,000
		1,085,000
	OHIO - 3.6%
1,790,000	Parma Ohio Economic, 0.17%, 2/1/31	1,790,000
1,335,000	Cuyahoga County, 0.17%, 3/1/22	1,335,000
		3,125,000

	TOTAL MUNICIPAL BONDS (Cost $10,295,600)	10,295,600

	TOTAL INVESTMENTS - 18.6%
	(Cost - $15,995,600)(a)	$15,995,600
	CASH AND OTHER ASSETS LESS LIABILITIES - 81.4%	70,223,471
	NET ASSETS - 100.0%	$86,219,071

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

(b)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Securities for which market quotations are not readily available. The aggregate value of such securities is 18.6% of net assets and they have been fair valued under procedures by the Trust’s Board of Trustees.

(d)	Amount subject to equity contracts risk exposure.

See accompanying notes to financial statements.

16

Toews Hedged Core L Fund
Portfolio of Investments (Unaudited)
October 31, 2014

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 6.4% (b)(c)
	BUILDING MATERIALS - 0.6%
$615,000	Schulte Corp., 0.24%, 9/1/24	$615,000

	COMMERCIAL SERVICES- 1.9%
1,450,000	Cincinnati Hills Christian Academy, Inc., 0.24%, 7/1/28	1,450,000
370,000	Light of the World Christian Church, Inc., 0.29%, 7/1/22	370,000
		1,820,000
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
710,000	ICON Finance LLC, 0.29%, 5/15/26	710,000
360,000	Kalamazoo Funding Co. LLC, 0.24%, 12/15/26	360,000
140,000	Tile Shop of Michigan LLC, 0.29%, 4/1/28	140,000
		1,210,000
	FOREST PRODUCTS & PAPER - 0.4%
400,000	Envelope Printery, Inc., 0.29%, 3/1/27	400,000

	HEALTHCARE - SERVICES - 0.9%
785,000	Kingston Healthcare Co., 0.24%, 3/1/18	785,000
85,000	New Lexington Clinic PSC, 0.29%, 12/1/27	85,000
		870,000
	REAL ESTATE - 1.3%
925,000	Carew Realty, Inc., 0.24%, 5/1/37	925,000
275,000	L3 Corp., 0.29%, 11/1/17	275,000
		1,200,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $6,115,000)	6,115,000

	MUNICIPAL BONDS- 11.1% (b)(c)
	FLORIDA - 0.5%
500,000	Florida State Development Finance Corp., 0.24%, 3/1/34	500,000

	INDIANA - 1.1%
1,000,000	Indiana Finance Authority, 0.17%, 12/1/28	1,000,000

	MICHIGAN - 4.7%
2,590,000	Michigan Strategic Fund, 0.17%, 4/1/35	2,590,000
1,825,000	Michigan Strategic Fund, 0.19%, 3/1/36	1,825,000
		4,415,000
	OHIO - 4.8%
385,000	Columbus-Franklin County Finance Authority, 0.17%, 6/1/27	385,000
270,000	County of Franklin, OH, 0.17%, 4/1/22	270,000
355,000	Highland County Joint Township Hospital District, 0.17%, 8/1/24	355,000
2,255,000	Mark Milford Hicksville Joint Township Hospital District, 0.17%, 12/1/37	2,255,000
1,280,000	Township of Harrison, OH, 0.15%, 12/1/24	1,280,000
		4,545,000

	TOTAL MUNICIPAL BONDS (Cost $10,460,000)	10,460,000

	TOTAL INVESTMENTS - 17.5%
	(Cost - $16,575,000)(a)	$16,575,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 82.5%	78,338,636
	NET ASSETS - 100.0%	$94,913,636

See accompanying notes to financial statements.

17

Toews Hedged Core L Fund
Portfolio of Investments (Unaudited)(Continued)
October 31, 2014

Number of Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
71	NASDAQ 100, December 2014	$284,750
136	S&P 500, December 2014	663,675
	TOTAL FUTURES CONTRACTS	$948,425
	(Underlying Notional Amount $97,856,150)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

(b)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Securities for which market quotations are not readily available. The aggregate value of such securities is 17.5% of net assets and they have been fair valued under procedures by the Trust’s Board of Trustees.

(d)	Amount subject to equity contracts risk exposure.

See accompanying notes to financial statements.

18

Toews Hedged Core S Fund
Portfolio of Investments (Unaudited)
October 31, 2014

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 2.1% (b)(c)
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
$600,000	Fornell Associates LLC, 0.29%, 7/1/23	$600,000
785,000	ICON Finance LLC, 0.29%, 5/15/26	785,000
229,000	Kalamazoo Funding Co. LLC, 0.24%, 12/15/26	229,000
909,000	Reynolds Road Fitness Center, Inc., 0.29%, 1/1/19	909,000
	TOTAL VARIABLE RATE BONDS & NOTES (Cost $2,523,000)	2,523,000

	MUNICIPAL BONDS - 14.8% (b)(c)
	ILLINOIS - 0.8%
1,000,000	Orland Park, IL, 0.17%, 4/1/31	1,000,000

	INDIANA - 0.4%
440,000	Kendallville, Indiana Economic Rev., 0.19%, 3/1/26	440,000

	KENTUCKY - 0.3%
300,000	Lexington-Fayette, KY Urban County, 0.15%, 12/1/31	300,000

	MICHIGAN - 4.0%
600,000	Michigan State Hospital Finance Authority, 0.15%, 2/1/22	600,000
1,400,000	Michigan Strategic Fund, 0.17%, 3/1/37	1,400,000
100,000	Michigan Strategic Fund, 0.15%, 10/1/25	100,000
160,000	Michigan Strategic Fund, 0.19%, 11/1/24	160,000
840,000	Michigan Strategic Fund, 0.19%, 5/1/18	840,000
1,620,000	Michigan Strategic Fund, 0.19%, 9/1/25	1,620,000
		4,720,000
	OHIO - 5.1%
530,000	City of Hamilton OH, 0.17%, 4/1/20	530,000
895,000	City of Hamilton OH, 0.17%, 11/1/23	895,000
557,000	City of Hamilton OH, 0.17%, 9/1/25	557,000
3,980,000	County of Hamilton OH Parking System Revenue, 0.15%, 12/1/26	3,980,000
100,000	Highland County Ohio, 0.17%, 8/1/24	100,000
		6,062,000
	SOUTH CAROLINA - 4.0%
4,750,000	South Carolina Jobs-Economic Development Authority, 0.15%, 2/1/28	4,750,000

	TENNESSEE - 0.2%
180,000	Hendersonville Industrial Development Board, 0.29%, 5/1/36	180,000

	TOTAL MUNICIPAL BONDS (Cost $17,452,000)	17,452,000
	TOTAL INVESTMENTS - 16.9%
	(Cost - $19,975,000)(a)	$19,975,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 83.1%	98,236,935
	NET ASSETS - 100.0%	$118,211,935

Number of Contracts		Unrealized Apppreciation (d)
	FUTURES CONTRACTS
429	S&P Midcap 400 E-Mini, December 2014	$538,975
521	Russell Mini, December 2014	805,153
	TOTAL FUTURES CONTRACTS	$1,344,128
	(Underlying Notional Amount $121,729,760)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

(b)	Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Securities for which market quotations are not readily available. The aggregate value of such securities is 16.9% of net assets and they have been fair valued under procedures by the Trust’s Board of Trustees.

(d)	Amount subject to equity contracts risk exposure.

See accompanying notes to financial statements.

19

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
October 31, 2014

Shares		Market Value
	MUTUAL FUNDS - 65.3%
	DEBT FUNDS - 65.3%
240,236	American High-Income Trust - Class R-6	$2,664,217
325,093	BlackRock High Yield Portfolio - Institutional Class	2,678,769
2	Columbia High Yield Bond Fund - Class Z	6
1,277,035	Franklin High Income Fund - Advisor Class	2,656,234
2	Ivy High Income Fund - Class I	17
2	Janus High-Yield Fund - N Shares	18
2	John Hancock Core High Yield Fund - Class I	22
2	Lord Abbett High Yield Fund - Class I	16
299,890	Nuveen High Income Bond Fund - Class I	2,669,018
278,023	PIMCO High Yield Fund - Institutional Class	2,671,799
347,528	Principal High Yield Fund - Institutional Class	2,665,540
2	Prudential High Yield Fund, Inc. - Class Z	11
272,627	RidgeWorth SEIX High Yield Fund - I Shares	2,669,020
274,027	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	2,666,279
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	16
431,567	Vanguard Inflation-Protected Securities Fund - Admiral Shares	11,389,048
2	Vanguard Short-Term Bond Index Fund - Class I	21
1,577,203	Vanguard Total Bond Market Index Fund - Class I	17,128,428
2	Waddell & Reed Advisors High Income Fund - Class Y	15
298,548	Western Asset High Yield Fund - Institutional Class	2,663,047
	TOTAL MUTUAL FUNDS (Cost - $52,649,051)	52,521,541

	EXCHANGE TRADED FUNDS - 29.1%
	DEBT FUNDS - 29.1%
85,500	iShares iBoxx $ High Yield Corporate Bond ETF	7,911,314
238,900	SPDR Barclays High Yield Bond ETF	9,642,004
71,600	Vanguard Short-Term Bond ETF	5,750,196
	TOTAL EXCHANGE TRADED FUNDS (Cost - $23,300,933)	23,303,514

Principal
	MORTGAGE NOTES - 3.0% (b)
$1,400,991	Aristone Realty Capital, 14.00%, due 12/1/15	1,400,991
750,000	Aristone Realty Capital, 12.00%, due 9/1/16	750,000
300,000	Aristone Realty Capital, 11.00%, due 11/1/16	300,000
	TOTAL MORTGAGE NOTES (Cost - $2,450,991)	2,450,991

	TOTAL INVESTMENTS - 97.4% (Cost - $78,400,975)(a)	$78,276,046
	CASH AND OTHER ASSETS LESS LIABILITIES - 2.6%	2,114,119
	NET ASSETS - 100.0%	$80,390,165

*	Non-incoming producing security

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $78,479,913 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$17,217
Unrealized depreciation:	(221,084)
Net unrealized depreciation:	$(203,867)

(b)	Securities for which market quotations are not readily available. The aggregate value of such securities is 3.0% and they have been fair valued under procedures by the Trust’s Board of Trustees.

See accompanying notes to financial statements.

20

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2014

	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged	Toews
	Core Frontier	Growth Allocation	High Yield Bond	Core W	Core L	Core S	Unconstrained Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments, at cost	$1,670,000	$13,316,700	$173,356,798	$15,995,600	$16,575,000	$19,975,000	$78,400,975
Investments, at value	$1,670,000	$13,313,073	$173,399,259	$15,995,600	$16,575,000	$19,975,000	$78,276,046
Cash	2,737,710	17,375,683	10,859,513	62,426,516	59,245,301	81,991,200	12,022,680
Cash deposit with broker - futures margin balance	1,063,790	4,103,207	—	7,652,945	18,065,669	14,884,754	—
Net unrealized appreciation from futures contracts	—	176,217	—	—	948,425	1,344,128	—
Dividends and interest receivable	349	5,722	98,192	2,802	4,576	4,141	97,151
Receivable for fund shares sold	16,000	67,104	591,725	325,692	251,387	421,266	245,766
Prepaid expenses and other assets	12,796	12,551	98,470	79,252	86,897	85,221	65,439
Total Assets	5,500,645	35,053,557	185,047,159	86,482,807	95,177,255	118,705,710	90,707,082

LIABILITIES:
Accrued advisory fees	708	23,605	173,127	56,311	74,148	103,914	67,175
Payable for securities purchased	—	1,494,358	10,853,784	—	—	—	10,210,789
Payable for fund shares redeemed	8,871	7,629	262,657	183,838	165,315	357,360	25,229
Payable to affiliates	2,684	8,538	36,880	23,587	24,156	32,501	13,724
Accrued expenses and other liabilities	5,249	4,878	—	—	—	—	—
Total Liabilities	17,512	1,539,008	11,326,448	263,736	263,619	493,775	10,316,917

Net Assets	$5,483,133	$33,514,549	$173,720,711	$86,219,071	$94,913,636	$118,211,935	$80,390,165

NET ASSETS CONSIST OF:
Paid in capital	$13,596,986	$33,102,614	$173,520,975	$90,125,411	$87,301,665	$116,852,000	$80,129,830
Undistributed net investment income (loss)	(58,702)	(42,929)	(33,399)	(721,009)	(522,209)	(652,550)	5,522
Accumulated net realized gain (loss) on investments and futures contracts	(8,055,151)	282,274	190,674	(3,185,331)	7,185,755	668,357	379,742
Net unrealized appreciation (deprecation) on investments and futures contracts	—	172,590	42,461	—	948,425	1,344,128	(124,929)
Net Assets	$5,483,133	$33,514,549	$173,720,711	$86,219,071	$94,913,636	$118,211,935	$80,390,165

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	780,390	3,179,133	16,073,336	9,769,680	7,953,077	10,838,335	7,952,737
Net Asset Value, offering price and redemption price per share	$7.03	$10.54	$10.81	$8.83	$11.93	$10.91	$10.11

See accompanying notes to financial statements.

21

Toews Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2014

	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged	Toews
	Core Frontier	Growth Allocation	High Yield Bond	Core W	Core L	Core S	Unconstrained Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$3,550	$20,165	$36,813	$65,523	$68,931	$82,578	$83,752
Dividend income	—	145,431	2,862,639	—	—	—	1,057,235
Total Investment Income	3,550	165,596	2,899,452	65,523	68,931	82,578	1,140,987

Operating Expenses:
Investment advisory fees	34,360	166,970	809,109	424,099	472,587	587,770	369,072
Administration fees	3,482	16,691	74,080	39,884	44,297	55,168	34,326
Registration fees	10,081	9,577	10,081	9,075	9,577	9,577	10,081
Fund accounting fees	875	5,181	21,329	13,494	14,680	18,821	10,619
Professional fees	10,184	12,262	21,676	16,431	16,773	17,142	15,125
Transfer agent fees	3,781	8,067	29,238	19,156	19,660	25,206	13,106
Non 12b-1 shareholder servicing fees	3,025	8,067	65,533	55,452	42,850	66,542	35,288
Printing expenses	605	2,521	9,075	5,546	6,554	7,814	6,050
Trustees’ fees	5,042	5,042	6,050	5,042	5,546	6,050	4,033
Insurance expenses	74	430	1,770	1,121	1,218	1,562	881
Miscellaneous expenses	504	1,008	2,017	1,512	1,512	1,512	1,260
Total Operating Expenses	71,611	235,905	1,046,432	588,749	634,110	797,164	499,841
Less: Expenses waived by Adviser	(30,355)	(27,106)	(32,840)	(58,257)	(42,970)	(62,036)	(37,920)
Net Operating Expenses	41,256	208,799	1,013,592	530,492	591,140	735,128	461,921

Net Investment Income (Loss)	(37,706)	(43,203)	1,885,860	(464,969)	(522,209)	(652,550)	679,066

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	—	12,388	(385,772)	—	—	—	458,680
Futures contracts	415,452	4,143	—	104,881	3,689,581	(3,134,023)	—
Net change in unrealized appreciation (depreciation) on:
Investments	—	(91,367)	(1,738,362)	—	—	—	(968,437)
Futures contracts	(33,530)	29,735	—	(1,273,590)	948,425	1,344,128	—
Net Realized and Unrealized Gain (Loss) on Investments	381,922	(45,101)	(2,124,134)	(1,168,709)	4,638,006	(1,789,895)	(509,757)

Net Increase (Decrease) in Net Assets Resulting From Operations	$344,216	$(88,304)	$(238,274)	$(1,633,678)	$4,115,797	$(2,442,445)	$169,309

See accompanying notes to financial statements.

22

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Core Frontier		Toews Hedged Growth Allocation		Toews Hedged High Yield Bond
	Fund		Fund		Fund

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(37,706)	$(89,389)	$(43,203)	$711	$1,885,860	$3,931,950
Net realized gain (loss) on investments and futures contracts	415,452	(599,671)	16,531	2,851,536	(385,772)	971,754
Distributions of capital gains from underlying investment companies	—	—	—	22,969	—	491,065
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(33,530)	33,530	(61,632)	(608,227)	(1,738,362)	(55,107)
Net increase (decrease) in net assets resulting from operations	344,216	(655,530)	(88,304)	2,266,989	(238,274)	5,339,662

Distributions to Shareholders:
From net realized gains	—	—	—	(138,810)	—	(2,185,837)
From net investment income	—	—	—	(56,883)	(1,919,259)	(4,435,888)
Total Dividends and Distributions to Shareholders	—	—	—	(195,693)	(1,919,259)	(6,621,725)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	1,211,341	3,796,260	10,769,321	20,476,146	90,257,810	83,444,149
Reinvestment of dividends and distributions	—	—	—	168,670	1,724,325	5,652,879
Cost of shares redeemed	(1,149,824)	(5,487,689)	(7,111,831)	(18,587,510)	(38,812,341)	(48,256,735)
Net increase (decrease) in net assets from share transactions of beneficial interest	61,517	(1,691,429)	3,657,490	2,057,306	53,169,794	40,840,293

Total Increase (Decrease) in Net Assets	405,733	(2,346,959)	3,569,186	4,128,602	51,012,261	39,558,230

Net Assets:
Beginning of year/period	5,077,400	7,424,359	29,945,363	25,816,761	122,708,450	83,150,220
End of year/period*	$5,483,133	$5,077,400	$33,514,549	$29,945,363	$173,720,711	$122,708,450
* Includes undistributed net investment income (loss) at end of year/period	$(58,702)	$(20,996)	$(42,929)	$274	$(33,399)	$—

Share Activity:
Shares Sold	173,489	563,410	1,009,434	1,977,097	8,240,877	7,616,993
Shares Reinvested	—	—	—	15,942	157,648	522,380
Shares Redeemed	(164,053)	(822,266)	(668,073)	(1,828,949)	(3,565,777)	(4,420,947)
Net increase (decrease) in shares of beneficial interest outstanding	9,436	(258,856)	341,361	164,090	4,832,748	3,718,426

See accompanying notes to financial statements.

23

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged Core W		Toews Hedged Core L		Toews Hedged Core S		Toews Unconstrained
	Fund		Fund		Fund		Income Fund (a)

	Six Months		Six Months		Six Months		Six Months	Period
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Ended
	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014	October 31, 2014	April 30, 2014
Operations:	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(464,969)	$(693,207)	$(522,209)	$(719,961)	$(652,550)	$(962,104)	$679,066	$1,070,751
Net realized gain (loss) on investments and futures contracts	104,881	1,309,677	3,689,581	11,356,220	(3,134,023)	15,348,903	458,680	(8,595)
Distributions of capital gains from underlying investment companies	—	—	—	—	—	—	—	149,537
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,273,590)	(672,735)	948,425	(1,297,905)	1,344,128	(1,880,325)	(968,437)	843,508
Net increase (decrease) in net assets resulting from operations	(1,633,678)	(56,265)	4,115,797	9,338,354	(2,442,445)	12,506,474	169,309	2,055,201

Distributions to Shareholders:
From net realized gains		(283,794)	—	(8,507,104)	—	(10,710,335)	—	(85,191)
From net investment income	—	—	—	—	—	—	(673,544)	(1,216,805)
From return of capital		(262,755)	—	—	—	—	—	—
Total Dividends and Distributions to Shareholders	—	(546,549)	—	(8,507,104)	—	(10,710,335)	(673,544)	(1,301,996)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	17,595,234	43,064,922	20,876,720	46,964,270	24,582,098	51,423,672	26,001,890	65,805,737
Reinvestment of dividends and distributions	—	527,801	—	8,174,949	—	10,295,799	656,991	1,194,669
Cost of shares redeemed	(8,126,853)	(11,474,641)	(13,949,421)	(15,157,386)	(11,860,668)	(18,417,264)	(7,153,652)	(6,364,440)
Net increase in net assets from share transactions of beneficial interest	9,468,381	32,118,082	6,927,299	39,981,833	12,721,430	43,302,207	19,505,229	60,635,966

Total Increase in Net Assets	7,834,703	31,515,268	11,043,096	40,813,083	10,278,985	45,098,346	19,000,994	61,389,171

Net Assets:
Beginning of year/period	78,384,368	46,869,100	83,870,540	43,057,457	107,932,950	62,834,604	61,389,171	—
End of year/period*	$86,219,071	$78,384,368	$94,913,636	$83,870,540	$118,211,935	$107,932,950	$80,390,165	$61,389,171
* Includes undistributed net investment income (loss) at end of year/period	$(721,009)	$(256,040)	$(522,209)	$—	$(652,550)	$—	$5,522	$—

Share Activity:
Shares Sold	1,955,239	4,778,694	1,787,491	4,021,157	2,191,042	4,512,958	2,532,225	6,560,051
Shares Reinvested	—	56,998	—	715,845	—	923,390	64,008	118,655
Shares Redeemed	(906,479)	(1,274,725)	(1,181,800)	(1,304,179)	(1,061,141)	(1,630,583)	(691,378)	(630,824)
Net increase in shares of beneficial interest outstanding	1,048,760	3,560,967	605,691	3,432,823	1,129,901	3,805,765	1,904,855	6,047,882

(a)	The Toews Unconstrained Income Fund commenced operations on August 28, 2013.

See accompanying notes to financial statements.

24

Toews Hedged Core Frontier Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	ended		ended	ended	ended	ended	ended
	October 31, 2014		April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011	April 30, 2010*
	(Unaudited)
Net asset value, beginning of period	$ 6.59		$ 7.21	$ 7.16	$ 12.09	$ 12.85	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (a)	(0.05)		(0.09)	(0.10)	(0.13)	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	0.49		(0.53)	0.15	(3.74)	0.05	2.92
Total from investment operations	0.44		(0.62)	0.05	(3.87)	0.07	2.91

LESS DISTRIBUTIONS:
From net investment income	-		-	-	(0.09)	-	(0.06)
From net realized gains on investments	-		-	-	(0.97)	(0.83)	-
Total distributions	-		-	-	(1.06)	(0.83)	(0.06)

Net asset value, end of period	$ 7.03		$ 6.59	$ 7.21	$ 7.16	$ 12.09	$ 12.85

Total return (b)	6.68%	(f)	(8.60)%	0.70%	(31.65)%	0.47%	29.12%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,483		$ 5,077	$ 7,424	$ 8,707	$ 38,760	$ 69,277
Ratios to average net assets
Expenses, net of reimbursement (c)	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.50%	(d)
Expenses, before reimbursement (c)	2.61%	(d)	2.36%	2.24%	2.06%	1.76%	1.78%	(d)
Net investment income (loss), net of reimbursement (c) (e)	(1.37)%	(d)	(1.39)%	(1.39)%	(1.41)%	0.20%	(0.07)%	(d)
Net investment income (loss), before reimbursement (c) (e)	(2.48)%	(d)	(2.26)%	(2.13)%	(1.98)%	(0.06)%	(0.35)%	(d)
Portfolio turnover rate	0%	(f)	0%	114%	107%	419%	206%	(f)

(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized for periods of less than one year.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Not annualized.

See accompanying notes to financial statements.

25

Toews Hedged Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year		For the Year	For the Period
	ended		ended	ended		ended	ended
	October 31, 2014		April 30, 2014	April 30, 2013		April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$10.55		$9.66	$8.50		$10.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	(0.01)		0.00 **	0.03		0.00 **	0.10
Net realized and unrealized gain (loss) on investments	0.00	**	0.99	1.13		(1.45)	0.81
Total from investment operations	(0.01)		0.99	1.16		(1.45)	0.91

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(0.00	) **	(0.01)	(0.07)
From net realized gains on investments	—		(0.07)	—		(0.88)	—
Total distributions	—		(0.10)	(0.00)		(0.89)	(0.07)

Net asset value, end of period	$10.54		$10.55	$9.66		$8.50	$10.84

Total return (b)	(0.09	)% (f)	10.17%	13.70%		(12.75)%	9.17	% (f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$33,515		$29,945	$25,817		$20,887	$38,382
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (c)	1.25%	1.25%		1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.41	% (c)	1.45%	1.60%		1.65%	1.62	% (c)
Net investment income (loss), net of reimbursement (d)(e)	(0.26	)% (c)	0.00%	0.35%		(0.04)%	1.32	% (c)
Net investment income (loss), before reimbursement (d)(e)	(0.42	)% (c)	(0.20)%	0.00%		(0.37)%	0.95	% (c)
Portfolio turnover rate	177	% (f)	193%	147%		388%	246	% (f)

*	The Fund commenced operations on August 2, 2010.

**	Per share amount represents less than $0.01 per share.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

26

Toews Hedged High Yield Bond Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Period
	ended		ended	ended	ended	ended
	October 31, 2014		April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$10.92		$11.05	$10.60	$10.69	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.13		0.44	0.59	0.44	0.56
Net realized and unrealized gain on investments	(0.10)		0.16	0.50	0.01	0.68
Total from investment operations	0.03		0.60	1.09	0.45	1.24

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.48)	(0.55)	(0.41)	(0.54)
From net realized gains on investments	—		(0.25)	(0.09)	(0.13)	(0.01)
Total distributions	(0.14)		(0.73)	(0.64)	(0.54)	(0.55)

Net asset value, end of period	$10.81		$10.92	$11.05	$10.60	$10.69

Total return (b)	0.22	% (f)	5.60%	9.41%	4.41%	12.61	% (f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$173,721		$122,708	$83,150	$47,282	$29,726
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (c)	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.29	% (c)	1.39%	1.44%	1.52%	1.75	% (c)
Net investment income, net of reimbursement (d)(e)	2.33	% (c)	3.98%	5.07%	4.21%	6.02	% (c)
Net investment income, before reimbursement (d)(e)	2.29	% (c)	3.84%	4.88%	3.94%	5.52	% (c)
Portfolio turnover rate	330	% (f)	302%	232%	422%	178	% (f)

*	The Fund commenced operations on June 4, 2010.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

27

Toews Hedged Core W Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Period
	ended		ended	ended	ended	ended
	October 31, 2014		April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$8.99		$9.08	$7.72	$10.78	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.05)		(0.10)	(0.09)	(0.10)	0.00	**
Net realized and unrealized gain (loss) on investments	(0.11)		0.09	1.45	(2.69)	0.87
Total from investment operations	(0.16)		(0.01)	1.36	(2.79)	0.87

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.06)
From net realized gains on investments	—		(0.04)	—	(0.27)	(0.03)
From return of capital	—		(0.04)	—	—	—
Total distributions	—		(0.08)	—	(0.27)	(0.09)

Net asset value, end of period	$8.83		$8.99	$9.08	$7.72	$10.78

Total return (b)	(1.78	)% (f)	(0.17)%	17.62%	(25.88)%	8.67	% (f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$86,219		$78,384	$46,869	$31,926	$26,318
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (c)	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.39	% (c)	1.44%	1.57%	1.54%	1.84	% (c)
Net investment loss, net of reimbursement (d)(e)	(1.10	)% (c)	(1.16)%	(1.15)%	(1.18)%	(0.02	)% (c)
Net investment loss, before reimbursement (d)(e)	(1.23	)% (c)	(1.35)%	(1.48)%	(1.47)%	(0.61	)% (c)
Portfolio turnover rate	9	% (f)	0%	140%	44%	529	% (f)

*	The Fund commenced operations on June 4, 2010.

**	Per share amount represents less than $0.01 per share.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

28

Toews Hedged Core L Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Period
	ended		ended	ended	ended	ended
	October 31, 2014		April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$11.42		$11.00	$9.88	$11.16	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.07)		(0.14)	(0.12)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	0.58		2.10	1.24	(0.78)	1.72
Total from investment operations	0.51		1.96	1.12	(0.90)	1.61

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(1.54)	—	(0.38)	(0.45)
Total distributions	—		(1.54)	—	(0.38)	(0.45)

Net asset value, end of period	$11.93		$11.42	$11.00	$9.88	$11.16

Total return (b)	4.47	% (f)	17.82%	11.34%	(7.67)%	16.21	% (f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$94,914		$83,871	$43,057	$32,747	$23,998
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (c)	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement(d)	1.34	% (c)	1.41%	1.56%	1.57%	1.85	% (c)
Net investment loss, net of reimbursement (d)(e)	(1.11	)% (c)	(1.16)%	(1.15)%	(1.18)%	(1.15	)% (c)
Net investment loss, before reimbursement (d)(e)	(1.20	)% (c)	(1.32)%	(1.46)%	(1.50)%	(1.76	)% (c)
Portfolio turnover rate	12	% (f)	18%	84%	51%	0	% (f)

*	The Fund commenced operations on June 4, 2010.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

29

Toews Hedged Core S Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Period
	ended		ended	ended	ended	ended
	October 31, 2014		April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$11.12		$10.65	$9.52	$11.74	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.06)		(0.13)	(0.11)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.15)		2.06	1.24	(1.50)	2.22
Total from investment operations	(0.21)		1.93	1.13	(1.62)	2.11

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(1.46)	—	(0.60)	(0.37)
Total distributions	—		(1.46)	—	(0.60)	(0.37)

Net asset value, end of period	$10.91		$11.12	$10.65	$9.52	$11.74

Total return (b)	(1.89	)% (f)	18.05%	11.87%	(13.30)%	21.26	% (f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$118,212		$107,933	$62,835	$47,999	$34,909
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (c)	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement(d)	1.36	% (c)	1.41%	1.49%	1.52%	1.71	% (c)
Net investment loss, net of reimbursement (d)(e)	(1.11	)% (c)	(1.16)%	(1.16)%	(1.19)%	(1.16	)% (c)
Net investment loss, before reimbursement (d)(e)	(1.22	)% (f)	(1.31)%	(1.40)%	(1.46)%	(1.62	)% (c)
Portfolio turnover rate	7%		0%	89%	65%	0	% (f)

*	The Fund commenced operations on June 4, 2010.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

30

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

	For the Six Months	For the Period
	ended	Ended
	October 31, 2014	April 30, 2014*
	(Unaudited)
Net asset value, beginning of period	$10.15	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.09	0.22
Net realized and unrealized gain on investments	(0.04)	0.20
Total from investment operations	0.05	0.42

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.25)
From net realized gains on investments	—	(0.02)
Total distributions	(0.09)	(0.27)

Net asset value, end of period	$10.11	$10.15

Total return (b) (f)	0.63%	4.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$80,390	$61,389
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%	1.25%
Expenses, before reimbursement (c) (d)	1.35%	1.44%
Net investment income, net of reimbursement (c)(d)(e)	1.84%	3.30%
Net investment income, before reimbursement (c)(d)(e)	1.74%	3.12%
Portfolio turnover rate (f)	264%	221%

*	The Fund commenced operations on August 28, 2013.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized for periods of less than one year.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

See accompanying notes to financial statements.

31

Toews Funds

Notes to Financial Statements (Unaudited)
October 31, 2014

NOTE 1.	ORGANIZATION

The Toews Hedged Core Frontier Fund (formerly the Toews Hedged Emerging Markets Fund) (the “Core Frontier Fund”), Toews Hedged Growth Allocation Fund (the “Growth Allocation Fund”), Toews Hedged High Yield Bond Fund (the “High Yield Bond Fund”), Toews Hedged Core W Fund formerly the Toews Hedged International Developed Markets Fund (the “Core W Fund”), Toews Hedged Core L Fund (formerly the Toews Hedged Large-Cap Fund) (the “Core L Fund”), Toews Hedged Core S Fund (formerly the Toews Hedged Core Small & Mid Cap Fund) (the “Core S Fund”) and Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) (each a “Fund”, collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Core Frontier Fund	Long Term Growth of Capital
Growth Allocation Fund	Long Term Growth of Capital
High Yield Bond Fund	High Level of Current Income
Core W Fund	Long Term Growth of Capital
Core L Fund	Long Term Growth of Capital
Core S Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital

NOTE 2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price

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Toews Funds

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2014

by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

33

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2014 for the Funds’ assets measured at fair value:

Core Frontier Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$1,670,000	$—	$1,670,000
Total	$—	$1,670,000	$—	$1,670,000

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$4,547,336	$—	$—	$4,547,336
Exchange Traded Funds*	$3,066,937			3,066,937
Variable Rate Bonds & Notes*	—	1,173,800	—	1,173,800
Municipal Bonds*	—	4,525,000	—	4,525,000
Futures Contracts**	176,217	—	—	176,217
Total	$7,790,490	$5,698,800	$—	$13,489,290

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$85,814,210	$—	$—	$85,814,210
Exchange Traded Funds*	87,585,049	—	—	87,585,049
Total	$173,399,259	$—	$—	$173,399,259

Core W Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$5,700,000	$—	$5,700,000
Municipal Bonds*	—	10,295,600	—	10,295,600
Total	$—	$15,995,600	$—	$15,995,600

Core L Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$6,115,000	$—	$6,115,000
Municipal Bonds*	—	10,460,000	—	10,460,000
Futures Contracts**	948,425	—	—	948,425
Total	$948,425	$16,575,000	$—	$17,523,425

Core S Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$2,523,000	$—	$2,523,000
Municipal Bonds*	—	17,452,000	—	17,452,000
Futures Contracts**	1,344,128	—	—	1,344,128
Total	$1,344,128	$19,975,000	$—	$21,319,128

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$52,521,541	$—	$—	$52,521,541
Exchange Traded Funds*	23,303,514	—	—	23,303,514
Mortgage Notes	—	—	2,450,991	2,450,991
Total	$75,825,055	$—	$2,450,991	$78,276,046
34

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2014

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative unrealized gain at October 31, 2014.

There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented. No Funds held Level 3 securities during the year except the High Yield Bond Fund and the Unconstrained Income Fund. It is the Funds’ policy to record transfers into or out of any level at the end of the period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Unconstrained
Income Fund
Mortgage Notes
Balance, April 30, 2014	$—
Net realized gains	—
Change in unrealized appreciation (depreciation)	—
Purchase of Investments	2,450,000
Reinvestment of dividends	—
Proceeds from sales of investments	—
Interest earned from investments	991
Net Transfers in/out of level 3	—
Ending balance	$2,450,991

There was no change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at October 31, 2014.

The significant unobservable input used in the fair value measurement of the reporting entity’s Level 3 Mortgage Note Investment is the review of the investment’s interest payments to verify that they continue to be received in a timely fashion. Cost approximates fair value and the following factors are evaluated: the credit and interest rate risk of the issuer, lease terms, tenant quality and collateral type and value. Significant changes in these inputs could result in a significantly lower fair value measurement.

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

35

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2014

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds. As of and for the six months ended October 31, 2014, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

			Statements of
			Operations
	Statements of Assets and		Change in Unrealized	Statements of
	Liabilities Net Unrealized		Appreciation	Operations Realized
Fund	Appreciation (Depreciation)		(Depreciation)	Gain (Loss)
Core Frontier Fund	$—		$(33,530)	$415,452
Growth Allocation Fund	176,217	*	29,735	4,143
Core W Fund	—		(1,273,590)	104,881
Core L Fund	948,425	*	948,425	3,689,581
Core S Fund	$1,344,128	*	$1,344,128	$(3,134,023)

Such figures can be found on the Statements of Assets & Liabilities and Statements of Operations.

*	Cumulative unrealized gain on Futures Contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities –

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2014.

Growth Allocation Fund

Gross Amounts Not Offset in the Statement of
Assets:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statement of	Statement of	Financial	Collateral
Description	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$176,217	$—	$176,217	$—	$—	$176,217
Total	$176,217	$—	$176,217	$—	$—	$176,217

Core L Fund

Gross Amounts Not Offset in the Statement of
Assets:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statement of	Statement of	Financial	Collateral
Description	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$948,425	$—	$948,425	$—	$—	$948,425
Total	$948,425	$—	$948,425	$—	$—	$948,425
36

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2014

Core S Fund

Gross Amounts Not Offset in the Statement of
Assets:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statement of	Statement of	Financial	Collateral
Description	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$1,344,128	$—	$1,344,128	$—	$—	$1,344,128
Total	$1,344,128	$—	$1,344,128	$—	$—	$1,344,128

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2011-2013) for Core Frontier Fund and (2012-2013) for Growth Allocation Fund, High Yield Bond Fund, Core W Fund, Core L Fund, Core S Fund and Unconstrained Income Fund, or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as United States, and the State of Nebraska. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – The Funds will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually, except for the High Yield Bond which will pay dividends from net investment income, if any, monthly, and pay distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

37

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2014

NOTE 3.	MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the “Advisor”) with respect to the Funds. The Advisor has overall supervisory responsibility for the general management and investment of the Funds and its securities portfolios. The Advisor receives a monthly fee payable by the Funds calculated at an annual rate of 1.25% of the average daily net assets of the Core Frontier Fund and 1.00% of the average daily net assets of each of the Growth Allocation, High Yield Bond, Core W, Core L, Core S and Unconstrained Income Funds.

The Advisor has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expense), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) at least until August 31, 2015, so that the total annual operating expenses of the Core Frontier Fund does not exceed 1.50% of the Fund’s average net assets, and the expenses of the Growth Allocation, High Yield Bond, Core W, Core L, Core S and Unconstrained Income Funds do not exceed 1.25% of the Fund’s average net assets. For the six months ended October 31, 2014, the Advisor earned and waived the following fees:

Fund	Fees Earned	Fees Waived
Core Frontier Fund	$34,360	$30,355
Growth Allocation Fund	166,970	27,106
High Yield Bond Fund	809,109	32,840
Core W Fund	424,099	58,257
Core L Fund	472,587	42,970
Core S Fund	587,770	62,036
Unconstrained Income Fund	369,072	37,920

Fees waived or expenses reimbursed may be recouped by the Advisor from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2015	April 30, 2016	April 30, 2017	Total
Core Frontier Fund	$103,652	$60,926	$55,411	$219,989
Growth Allocation Fund	115,912	77,584	50,463	243,959
High Yield Bond Fund	108,112	119,574	137,421	365,107
Core W Fund	93,037	122,553	113,567	329,157
Core L Fund	94,822	111,270	100,744	306,836
Core S Fund	115,559	125,775	132,871	374,205
Unconstrained Income Fund	—	—	60,007	60,007

Pursuant to a separate servicing agreement with Gemini Fund Services, LLC (“GFS”), the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds. A Trustee and certain officers of the Funds are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

38

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2014

Gemcom, LLC (“Gemcom”) – an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. For the period ended October 31, 2014, the Funds did not pay distribution-related charges to the Distributor.

NOTE 4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for six months ended October 31, 2014, amounted to the following:

Fund	Purchases	Sales
Core Frontier Fund	$—	$120,000
Growth Allocation Fund	19,582,435	16,956,956
High Yield Bond Fund	417,289,258	363,877,327
Core W Fund	9,530,600	890,000
Core L Fund	13,265,000	1,300,000
Core S Fund	4,723,000	1,160,000
Unconstrained Income Fund	177,457,566	160,645,653

NOTE 5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year or period ended April 30, 2014 was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Core Frontier Fund	$—	$—	$—	$—
Growth Allocation Fund	56,883	138,810	—	195,693
High Yield Bond Fund	6,531,277	90,448	—	6,621,725
Core W Fund	—	283,794	262,755	546,549
Core L Fund	3,002,507	5,504,597	—	8,507,104
Core S Fund	3,703,237	7,007,098	—	10,710,335
Unconstrained Income Fund	1,182,909	119,087	—	1,301,996

The tax character of Fund distributions for the year or period ended April 30, 2013 was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Core Frontier Fund	$—	$—	$—	$—
Growth Allocation Fund	10,436	—	—	10,436
High Yield Bond Fund	3,910,321	38,279	—	3,948,600
Core W Fund	—	—	—	—
Core L Fund	—	—	—	—
Core S Fund	—	—	—	—

39

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2014

As of April 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Core Frontier Fund	$—	$—	$(8,067,419)	$—	$(390,650)	$—	$(8,458,069)
Growth Allocation Fund	393,175	28,896	—	—	—	78,168	500,239
High Yield Bond Fund	482,551	400,617	—	—	—	1,474,101	2,357,269
Core W Fund	—	—	—	—	(2,272,662)	—	(2,272,662)
Core L Fund	1,040,220	2,455,954	—	—	—	—	3,496,174
Core S Fund	1,045,517	2,756,863	—	—	—	—	3,802,380
Unconstrained Income Fund	—	—	—	—	—	764,570	764,570

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Core Frontier Fund	$20,996
Growth Allocation Fund	—
High Yield Bond Fund	—
Core W Fund	256,040
Core L Fund	—
Core S Fund	—
Unconstrained Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Core Frontier Fund	$369,654
Growth Allocation Fund	—
High Yield Bond Fund	—
Core W Fund	2,016,622
Core L Fund	—
Core S Fund	—
Unconstrained Income Fund	—
40

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2014

At April 30, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
	Short-Term	Long-Term	Total
Core Frontier Fund	$3,226,968	$4,840,451	$8,067,419
Growth Allocation Fund	—	—	—
High Yield Bond Fund	—	—	—
Core W Fund	—	—	—
Core L Fund	—	—	—
Core S Fund	—	—	—
Unconstrained Income Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, reclassification of Fund distributions and adjustments for RIC distributions, resulted in reclassification for the tax year ended April 30, 2014 for the funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Core Frontier Fund	$(104,357)	$104,357	$—
Growth Allocation Fund	—	—	—
High Yield Bond Fund	—	503,938	(503,938)
Core W Fund	(671,835)	598,379	73,456
Core L Fund	—	719,961	(719,961)
Core S Fund	—	962,104	(962,104)
Unconstrained Income Fund	(11,365)	146,054	(134,689)

NOTE 6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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Toews Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on May 1, 2014 and held until October 31, 2014.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Fund’s
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Annualized
	5/1/14	10/31/14	Period*	5/1/14	10/31/14	Period*	Expense Ratio

Core Frontier Fund	$1,000.00	$1,066.80	$7.81	$1,000.00	$1,017.64	$7.63	1.50%
Growth Allocation Fund	$1,000.00	$ 999.10	$6.30	$1,000.00	$1,018.90	$6.36	1.25%
High Yield Bond Fund	$1,000.00	$1,002.20	$6.31	$1,000.00	$1,018.90	$6.36	1.25%
Core W Fund	$1,000.00	$ 982.20	$6.25	$1,000.00	$1,018.90	$6.36	1.25%
Core L Fund	$1,000.00	$1,044.70	$6.44	$1,000.00	$1,018.90	$6.36	1.25%
Core S Fund	$1,000.00	$ 981.10	$6.24	$1,000.00	$1,018.90	$6.36	1.25%
Unconstrained Income Fund	$1,000.00	$1,006.30	$6.32	$1,000.00	$1,018.90	$6.36	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratios of 1.50% of the Core Frontier Fund or 1.25% of the Growth Allocation, High Yield Bond, Core W Fund, Core L Fund, Core S Fund and Unconstrained Income Fund multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period ending October 31, 2014).

42

Toews Funds

Supplemental Information (Unaudited)
October 31, 2014

Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Small & Mid Cap Fund and Toews Hedged Large-Cap Fund * (Adviser-Toews Corporation)

In connection with the regular meeting held on June 25-26, 2014, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Toews”) and the Trust, with respect to the Toews Hedged Emerging Markets Fund (“Toews Emerging”), Toews Hedged Growth Allocation Fund (‘Toews Growth”), Toews Hedged High Yield Bond Fund (“Toews High Yield”), Toews Hedged International Developed Markets Fund (“Toews International”), Toews Hedged Small & MidCap Fund (“Toews Small & MidCap”), and Toews Hedged Large-Cap Fund (“Toews Large-Cap”) (collectively referred to as the “Toews Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that due to the number of Funds in the Trust managed by Toews, they frequently review and discuss the adviser and the services it offers to the Toews Funds. They further noted that Toews manages approximately $888 million in assets providing advisory services to investors seeking to achieve a reasonable rate of return above inflation while minimizing the risk associated with equity holdings. The Board reviewed the background information of the key investment personnel responsible for servicing the Funds and observed their diverse financial industry experience and skills. The Board also positively noted that in October 2013 a new investment professional was added to the team to head up the research group who has trading and operations experience acquired during his last position at a major money management firm. The Board acknowledged that it and Trust management have had a good working relationship with the adviser since the launch of its first mutual fund in the Trust in 2009. The Board noted that the adviser uses a proprietary algorithm based on technical analysis, which it applies to a variety of asset classes to determine security momentum of the components of the target allocation for proper weighting. The Trustees recalled that the adviser believes that the algorithm’s signals are the best way to execute the various strategies as it eliminates any emotional biases. The Board acknowledged that although not all strategy risks can be eliminated, the adviser has presented for the Board’s review a comprehensive risk summary for each Fund’s strategy identifying several risk areas and how the adviser attempts to mitigate those risks. The Trustees noted that the adviser appears to devote a substantial amount of time and technology resources to its risk management process. They noted that the adviser provides compliance monitoring with each Fund’s investment limitations by reviewing daily holding reports of each Fund by product and asset class. The Board reviewed the adviser’s broker-dealer selection process and was satisfied with its approach to best execution practices noting that it takes into consideration the best overall qualitative execution, quality of research services, back office support, and competitive commission rates. The Trustees noted favorably that the adviser reported no material compliance or litigation issues since the last advisory contract approval. The Board expressed its overall satisfaction with the adviser’s experienced investment team and considered it a positive that the adviser has added a new resource to support the Funds.

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Performance.

Toews Emerging. The Trustees noted that the Fund has performed poorly in the rising market environment because of its hedging techniques, and by all portfolio statistics, the Fund lagged its benchmark, Morningstar category, and adviser selected peer group. They considered that the adviser stated that its philosophy is to limit risk which causes the Fund to underperform in up and sideways markets. The Trustees noted that over the past 5 years emerging markets have been subject to adverse swings, which has caused many unsuccessful defensive trades based on the Toews algorithm. They acknowledged that the adviser believes that, over a full market cycle and during declining markets, the Fund will experience better risk adjusted returns using its algorithm. They noted that a representative of the adviser explained that despite the Fund’s underperformance, the adviser continues to believe in the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as the adviser’s separate accounts, the strategy shows good results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the adviser’s dedication to the strategy, and further discussion regarding past performance, noting that more recent performance, while disappointing, was not unreasonable given the circumstances.

Toews Growth. The Trustees noted that the Fund has performed within reason compared to its Morningstar category, and is rated 3-Star. They further noted that although the Fund lagged by approximately 2% over the last 3 year period, in the last 12 months, the Fund outpaced the Morningstar Tactical Allocation Category with returns of 12.95% versus 5.03%. The Trustees reviewed the Fund’s performance relative to the adviser selected peer group, and again noted that the Fund outperformed during the last 12 months, but lagged over the 3 year period. They discussed the Fund’s performance relative to the S&P 500 noting that the Fund lagged the index dramatically due to its defensive positioning from time to time. They considered that the amount of adviser activity can be seen in its significant percentile rank change from one year to the next. The Trustees reviewed modern portfolio theory statistics, and noted that the Fund’s standard deviation, mean return, and sharpe ratios were all in line with the index. They considered that the Fund has experienced growth but its defensive moves have reduced that growth, as is the expectation of the adviser during periods of sustained upward moving markets. The Trustees concluded that the Fund’s reasonable performance warrants continued support for the adviser.

Toews High Yield. The Trustees reviewed the Fund’s performance and noted its ranking of 3-Star by Morningstar. They considered that relative to the index and Morningstar category, the Fund is a “middle of the road” fund. With respect to portfolio theory statistics, the Trustees noted that the Fund’s standard deviation, mean return, and sharpe ratio are similar and very reasonable when compared to other high yield funds chosen by the adviser as well as the Morningstar High Yield Bond Fund category and the BOA – M/L High Yield Index. The Trustees considered that the Fund provides a loss reducing strategy, which has the potential to reduce returns in up-trending markets, but the Fund has still enjoyed substantial upside capture. They agreed that the adviser appears to be performing a reasonable service and is accomplishing the Fund’s objective of high current income as well as attempting to reduce the downside when the high yield market declines.

Toews Small & Mid Cap. The Trustees reviewed the Fund’s performance and noted that since inception, the Fund has performed in line with its peer group and the Morningstar

44

Long/Short Category, but has trailed the Russell 2000 Index due to the Fund’s use of hedging techniques. They further noted that in the last 12 months the Fund has performed well, beating both the peer group and Morningstar category, and slightly trailing the Russell 2000. The Trustees discussed that the adviser’s use of hedging activities during up-trending and sideways markets reduces the Fund’s return, and that during substantial declining markets the strategy expects to limit downside capture thus improving full market cycle performance. The Trustees agreed that the Fund has achieved its objective of long term growth, and the adviser continues its intent to limit downside risk.

Toews International. The Trustees reviewed the Fund’s performance and noted that since inception and over the last 1 year, the Fund has dramatically lagged all comparisons including the adviser selected peer group. They noted that the Fund’s standard deviation of 11.60 and mean return of -4.52% create a sharpe ratio of -0.35%. They further noted that the Fund has captured over 90% of the market downside while capturing only 25% of the upside. The Trustees considered that the Fund’s secondary objective of limiting risk appears to have taken precedence over long-term growth, and the Fund has earned negative returns since inception. The Trustees noted that the adviser stated that its strategy has in the past, experienced “significant outperformance” after periods of underperformance, and the outperformance appears to have taken place during substantial market dislocations, such as 2000-2002 and 2007-2008. They noted that a representative of the adviser explained that despite the Fund’s underperformance, the adviser continues to believe in the algorithm and the Fund noting that, over the long term, both with respect to the Fund as well as the adviser’s separate accounts, the strategy shows good results. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the adviser’s dedication to the strategy, and further discussion regarding past performance, performance was consistent with the strategy employed in accordance with the Fund’s prospectus.

Toews Large Cap. The Trustees discussed the Fund’s performance noting its 3-Star ranking by Morningstar. They noted that since inception the Fund has performed better than the Morningstar Long/Short category, but trailed the peer group and the S&P 500, and that over the last year the Fund has performed very well, beating the peer group and the Morningstar category by a substantial margin while nearly matching the S&P 500. They considered, however, that the Fund’s hedging strategy has cost it return, but noted that the hedging strategy was not used frequently in the last year, which may have contributed to improved upside capture and, therefore, returns. The Trustees noted that the adviser explained that due to its hedging strategy, it believes that the Fund will perform even better in a down-trending market and, therefore, a full market cycle could increase the Fund’s risk adjusted returns. They acknowledged that the Fund met its objective of long term growth and secondary objective of limiting risk. The Trustees concluded that the Fund’s performance was reasonable.

Fees and Expenses. The Trustees reviewed the advisory fee and expense ratio for each Toews Fund, and discussed comparative benchmark and peer group fees and expenses. They noted the adviser has an expense limitation agreement in place with respect to each Toews Fund and intends to renew the agreement for the next fiscal year.

Toews Emerging. The Trustees noted that the adviser charges an advisory fee of 1.25% which is lower than the peer group average of 1.36% and in line with the Morningstar category average of 1.27%. The Trustees discussed the Fund’s expense ratio and noted that it too, was

45

lower than that of the peer group and Morningstar category (1.50% versus 2.01% and 1.94%, respectively). They noted that the advisory fee is lower than the fee typically charged to Toews’ separately managed account clients. The Trustees concluded that the advisory fee is reasonable.

Toews Growth. The Trustees noted that the advisory fee of 1.00% and expense ratio of 1.37% were both lower than the average advisory fee and average expense ratio for the peer group (1.36% and 2.01%), but higher than the Morningstar category advisory fee average of 0.78%. They considered that although the advisory fee is higher than the Morningstar category average, it is within the high/low range of fees and its expense ratio is lower than the category average of 1.68%. The Trustees noted that the advisory fee is lower than the fee charged to Toews’ separately managed accounts. The Trustees concluded that the advisory fee is reasonable.

Toews High Yield. The Trustees noted that the advisory fee of 1.00% and expense ratio of 1.79% were both higher than the averages of both the peer group (0.70% and 0.88%) and the Morningstar category (0.58% and 1.35%), but is within the high/low range for the Morningstar category. The Trustees noted that the advisory fee is lower than the fee charged to Toews’ separately managed accounts. After further discussion, the Trustees concluded that the advisory fee is not unreasonable given the size of the Fund and the services provided by the adviser.

Toews International. The Trustees noted that the advisory fee of 1.00% and expense ratio of 1.25% were both well below the high fees presented and lower than the average advisory fee and average expense ratio for the peer group (1.36% and 2.01%) and the Morningstar category average (1.27% and 1.94%). The Trustees noted that the advisory fee is lower than the fee charged to Toews’ separately managed accounts. The Trustees concluded that the advisory fee is reasonable.

Toews Large-Cap. The Trustees noted that the advisory fee of 1.00% and expense ratio of 1.25% were significantly lower than the high fees presented and lower than the average advisory fee and average expense ratio for the peer group (1.36% and 2.01%) and the Morningstar category average (1.27% and 1.94%). The Trustees noted that the advisory fee is lower than the fee charged to Toews’ separately managed accounts. The Trustees concluded that the advisory fee is reasonable.

Toews Small & Mid Cap. The Trustees noted that the advisory fee of 1.00% and expense ratio of 1.25% were significantly lower than the high fees presented and lower than the average advisory fee and average expense ratio for the peer group (1.36% and 2.01%) and the Morningstar category average (1.27% and 1.94%). The Trustees noted that the advisory fee is lower than the fee charged to Toews’ separately managed accounts. The Trustees concluded that the advisory fee is reasonable.

Economies of Scale. The Trustees noted the absence of breakpoints at this time, but considered, given the size of the Funds, breakpoints are not expected at this time. They further noted that the adviser agreed, in its written materials to the Board responses, to discuss breakpoints for each Fund when the Fund’s assets reach certain levels. After discussion, it was the consensus of the Trustees that based on current size of each Fund, economies do not appear

46

to have been reached at this time, and the matter of economies of scale would be revisited at the next renewal of the agreement and as each Fund’s size increases.

Profitability. The Trustees reviewed information provided by Toews regarding the profitability of the adviser with respect to each Fund. They considered that while many of the Funds were reasonably profitable when measured as a percentage of income, the actual dollar amount was modest. They noted that the adviser dedicated a portion of its legitimate profits to the marketing and distribution of the Funds. The Trustees concluded that profitability for Toews Emerging was reasonable. With respect to Toews Growth, Toews High Yield, Toews International, Toews Large-Cap, and Toews Small & MidCap, the profits were more substantial, but in each case the Trustees determined that profits were not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of the Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Small and MidCap Fund, and Toews Hedged Large-Cap Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Toews Funds.
47

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
48

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
49

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
Cornerstone Commerce Center
1201 New Road, Suite 111
Linwood, NJ 08221

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 1/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 1/9/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 1/9/15